                     File Nos. 33-7496 and 811-4764




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]


                     Post-Effective Amendment No.  17               [ X ]



                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]


                           Amendment No.  17                        [ X ]



                  (Check appropriate box or boxes)

                      PREMIER MUNICIPAL BOND FUND
         (Exact Name of Registrant as Specified in Charter)

                      c/o The Dreyfus Corporation
               200 Park Avenue, New York, New York  10166
        (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)

_____ on ________________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Beneficial Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended April 30, 1996 was filed June 24, 1996.

                REGISTRATION STATEMENT FILE NOS. 33-7496 AND 811-4764

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MUNICIPAL BOND FUND - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


         1,556,010 Shares                               (See Note Below)



E. Proposed aggregate offering price to the public of the securities being registered:


       $330,009 (Determined on the basis of the closing price on October 31, 1996; i.e. $14.88 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:          1,556,010 X $14.88 =    $23,153,429

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended April 30, 1996:             1,533,832 X $14.88 =    $22,823,420
                                           22,178 X $14.88 =     $   330,009

       Fee at 1/33 of 1%                                          $       100

                       CONSENT OF STROOCK & STROOCK & LAVAN




    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of November, 1996 .



                                  PREMIER MUNICIPAL BOND FUND

                            BY:   /s/ Marie E. Connolly*
                               MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                      TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly                (Principal Executive, Financial
                                   and Accounting Officer)

/s/ Joseph S. DiMartino*         Chairman of the Board
Joseph S. DiMartino

/s/ Clifford L. Alexander, Jr.*  Trustee
Clifford L. Alexander, Jr.

/s/ Peggy C. Davis*              Trustee
Peggy C. Davis

/s/ Ernest Kafka*                Trustee
Ernest Kafka

/s/ Saul B. Klaman*              Trustee
Saul B. Klaman

/s/ Nathan Leventhal*            Trustee
Nathan Leventhal





*BY: /s/ Elizabeth A. Bachman
     Elizabeth A. Bachman, Attorney-in-Fact